2025 Quarterly Report | September 30, 2025

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
September 30, 2025 (unaudited)
Dynamic Allocation Fund
Security
Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks (United States) — 53 .6%
Communication Services — 5.8%
Alphabet Inc ....................... 50,370 12,267,614
Comcast Corp ...................... 4,103 128,916
Electronic Arts Inc ................... 3,724 751,131
EverQuote Inc
(1)
..................... 1,283 29,342
Meta Platforms Inc ................... 12,861 9,444,861
Verizon Communications Inc ............ 18,394 808,416
Walt Disney Co/The .................. 18,108 2,073,366
25,503,646
Consumer Discretionary — 3.3%
Amazon.com Inc
(1)
................... 17,185 3,773,311
Best Buy Co Inc ..................... 4,785 361,842
BorgWarner Inc ..................... 2,046 89,942
Bright Horizons Family Solutions Inc
(1)
...... 2,903 315,179
Brinker International Inc
(1)
.............. 3,425 433,879
Grand Canyon Education Inc
(1)
........... 439 96,369
J Jill Inc .......................... 643 11,027
Lear Corp ......................... 2,868 288,550
Lowe's Cos Inc ..................... 2,859 718,495
O'Reilly Automotive Inc
(1)
............... 15,350 1,654,884
Ralph Lauren Corp ................... 641 200,992
Strattec Security Corp
(1)
................ 238 16,198
Tapestry Inc ....................... 6,923 783,822
Tesla Inc
(1)
......................... 2,448 1,088,675
Texas Roadhouse Inc ................. 8,203 1,362,928
TJX Cos Inc/The ..................... 10,398 1,502,927
Urban Outfitters Inc
(1)
................. 100 7,143
Winnebago Industries Inc .............. 248 8,293
Yum! Brands Inc ..................... 12,038 1,829,776
14,544,232
Consumer Staples — 1.4%
Cal-Maine Foods Inc .................. 1,949 183,401
Coca-Cola Consolidated Inc ............. 3,652 427,868
Costco Wholesale Corp ................ 5,349 4,951,195
Kroger Co/The ...................... 7,599 512,248
Sprouts Farmers Market Inc
(1)
............ 2,512 273,306
6,348,018
Energy — 0.6%
Civitas Resources Inc ................. 9,179 298,318
Crescent Energy Co .................. 1,190 10,615
Devon Energy Corp ................... 18,272 640,616
Exxon Mobil Corp .................... 7,374 831,418
Kodiak Gas Services Inc ............... 14,607 540,021
PrimeEnergy Resources Corp
(1)
........... 382 63,805
SM Energy Co ...................... 9,707 242,384
Teekay Corp Ltd ..................... 1,128 9,227
Weatherford International PLC ........... 148 10,128
Williams Cos Inc/The ................. 1,898 120,238
2,766,770
Financials — 9.7%
Ally Financial Inc .................... 9,072 355,622
American International Group Inc ......... 7,787 611,591
Bank of New York Mellon Corp/The ........ 48,168 5,248,385
Berkshire Hathaway Inc
(1)
.............. 33,064 16,622,595
BOK Financial Corp ................... 1,288 143,535
Capital One Financial Corp .............. 19,006 4,040,296
Customers Bancorp Inc
(1)
............... 16,503 1,078,801
Dave Inc
(1)
......................... 743 148,117
FirstCash Holdings Inc ................. 2,107 333,791
Mastercard Inc ..................... 8,449 4,805,876
Morningstar Inc ..................... 8,515 1,975,565
Northern Trust Corp .................. 6,438 866,555
Popular Inc ........................ 16,325 2,073,438
PROG Holdings Inc ................... 1,278 41,356
State Street Corp .................... 31,710 3,678,677
Stewart Information Services Corp ........ 206 15,104
Synchrony Financial .................. 13,743 976,440
Westamerica BanCorp ................. 723 36,143
43,051,887
Health Care — 3.4%
AbbVie Inc ........................ 8,317 1,925,718
Amgen Inc ........................ 10,935 3,085,857
Cardinal Health Inc ................... 3,856 605,238
Centene Corp
(1)
..................... 2,998 106,969
Elevance Health Inc .................. 2,815 909,583
Eli Lilly & Co ....................... 2,520 1,922,760
Encompass Health Corp ............... 4,125 523,958
Ensign Group Inc/The ................. 3,629 626,982
Gilead Sciences Inc .................. 23,872 2,649,792
Molina Healthcare Inc
(1)
................ 2,529 483,950
Regeneron Pharmaceuticals Inc .......... 812 456,563
UnitedHealth Group Inc ................ 4,391 1,516,212
Universal Health Services Inc ............ 1,376 281,309
15,094,891
Industrials — 7.8%
Alaska Air Group Inc
(1)
................. 1,290 64,216
Albany International Corp ............... 7,314 389,836
Allegion plc ........................ 6,542 1,160,224
AMETEK Inc ....................... 20,733 3,897,804
Argan Inc ......................... 1,172 316,499
Atkore Inc ......................... 1,925 120,775
Boise Cascade Co ................... 10,625 821,525
BWX Technologies Inc ................. 132 24,337

2025 Quarterly Report | September 30, 2025

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
September 30, 2025 (unaudited)
Carpenter Technology Corp ............. 690 169,423
Comfort Systems USA Inc .............. 343 283,037
Delta Air Lines Inc ................... 17,893 1,015,428
Dycom Industries Inc
(1)
................ 1,026 299,346
Eaton Corp PLC ..................... 7,134 2,669,900
EnerSys .......................... 1,790 202,198
Generac Holdings Inc
(1)
................ 167 27,956
General Dynamics Corp ................ 11,898 4,057,218
Hubbell Inc ........................ 5,379 2,314,637
Huntington Ingalls Industries Inc .......... 351 101,056
Johnson Controls International plc ......... 6,672 733,586
Lockheed Martin Corp ................. 5,082 2,536,985
MYR Group Inc
(1)
.................... 64 13,314
NEXTracker Inc
(1)
.................... 1,471 108,839
Northrop Grumman Corp ............... 4,058 2,472,621
PACCAR Inc ........................ 457 44,932
Power Solutions International Inc
(1)
........ 654 64,236
Primoris Services Corp ................ 4,530 622,105
Regal Rexnord Corp .................. 176 25,245
Rockwell Automation Inc ............... 1,276 446,000
Sensata Technologies Holding PLC ........ 4,074 124,461
SkyWest Inc
(1)
...................... 1,557 156,665
Southwest Airlines Co ................. 2,181 69,596
Trane Technologies PLC ................ 4,272 1,802,613
Union Pacific Corp ................... 24,298 5,743,318
United Airlines Holdings Inc
(1)
............ 18,670 1,801,655
Valmont Industries Inc ................. 268 103,912
34,805,498
Information Technology — 18.7%
Apple Inc ......................... 60,205 15,329,999
Applied Materials Inc ................. 4,089 837,182
Avnet Inc ......................... 1,321 69,062
Broadcom Inc ...................... 15,133 4,992,528
Cisco Systems Inc ................... 15,385 1,052,642
Consensus Cloud Solutions Inc
(1)
.......... 4,011 117,803
Corning Inc ........................ 5,629 461,747
Dolby Laboratories Inc ................ 3,813 275,947
Dropbox Inc
(1)
...................... 8,372 252,918
Micron Technology Inc ................ 12,456 2,084,138
Microsoft Corp ...................... 44,630 23,116,108
Monolithic Power Systems Inc ........... 2,129 1,960,043
NetApp Inc ........................ 675 79,960
NVIDIA Corp ....................... 98,222 18,326,261
Oracle Corp ........................ 11,418 3,211,198
Photronics Inc
(1)
..................... 50,534 1,159,755
Pure Storage Inc
(1)
................... 1,637 137,197
QUALCOMM Inc ..................... 18,807 3,128,733
Ralliant Corp ....................... 3,331 145,665
Roper Technologies Inc ................ 4,284 2,136,388
SentinelOne Inc
(1)
.................... 704 12,397
Skyworks Solutions Inc ................ 7,232 556,719
Texas Instruments Inc ................. 16,244 2,984,510
TTM Technologies Inc
(1)
................ 551 31,738
Ubiquiti Inc ........................ 554 365,961
82,826,599
Materials — 1.2%
Anglogold Ashanti Plc ................. 878 61,750
Crown Holdings Inc .................. 10,250 990,047
Freeport-McMoRan Inc ................ 10,446 409,692
Newmont Corp ..................... 14,887 1,255,123
Nucor Corp ........................ 5,119 693,266
Packaging Corp of America ............. 2,263 493,176
Royal Gold Inc ...................... 3,594 720,885
Steel Dynamics Inc ................... 3,454 481,591
United States Lime & Minerals Inc ......... 55 7,235
5,112,765
Real Estate — 1.0%
Simon Property Group Inc .............. 16,121 3,025,428
Sun Communities Inc ................. 11,221 1,447,509
4,472,937
Utilities — 0.7%
Black Hills Corp ..................... 12,523 771,292
Consolidated Edison Inc ............... 4,073 409,418
National Fuel Gas Co .................. 12,542 1,158,504
NextEra Energy Inc ................... 1,002 75,641
Xcel Energy Inc ..................... 10,795 870,617
3,285,472
Total Common Stocks (United States)
(Cost $ 177,387,103 ) ................ 237,812,715
Warrants (United States) — 0 .0%
Chaparral Energy Inc B Warrants ,
Expiration Date 10/14/2025
(1) (2)
......... 2 0
Civitas Resources Inc ,
Expiration Date 1/20/2026
(1) (2)
.......... 8 0
Total Warrants (United States)
(Cost $ – ) ........................ 0
Registered Investment Companies — 4 .3%
U.S. Fixed Income — 3.9%
Baird Core Plus Bond Fund - Class I ....... 404,506 4,174,499
Dodge & Cox Income Fund - Class I ........ 177,317 2,273,210
Fidelity Advisor Capital & Income Fund - Class Z 163,034 1,915,655
Fidelity Total Bond Fund - Class Z ......... 430,698 4,169,156
Frost Total Return Bond Fund - Class I ...... 117,507 1,149,216
iShares 20+ Year Treasury Bond ETF
(3)
...... 21,835 1,951,394
iShares 7-10 Year Treasury Bond ETF
(3)
..... 20,187 1,947,238
17,580,368

2025 Quarterly Report | September 30, 2025

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
September 30, 2025 (unaudited)
International Fixed Income — 0.4%
iShares J.P. Morgan USD Emerging Markets
Bond ETF
(3)
...................... 18,288 1,740,835
1,740,835
Total Registered Investment Companies
(Cost $ 18,912,159 ) ................. 19,321,203
Money Market Registered Investment Companies — 39 .6%
Meeder Government Money Market Fund ,
3.99%
(4)
........................ 175,716,636 175,716,636
Total Money Market Registered Investment
Companies
(Cost $ 175,716,636 ) ................ 175,716,636
Total Investments — 97 .5%
(Cost $ 372,015,898 ) ................ 432,850,554
Other Assets less Liabilities — 2 .5% ....... 10,999,184
Total Net Assets — 100 .0% ............. 443,849,738
Trustee Deferred Compensation
(5)
Meeder Balanced Fund - Retail Class ....... 5,144 65,692
Meeder Conservative Allocation Fund - Retail
Class .......................... 1,373 32,214
Meeder Dynamic Allocation Fund - Retail Class 13,966 197,346
Meeder Muirfield Fund - Retail Class ....... 7,847 73,528
Total Trustee Deferred Compensation
(Cost $ 309,604 ) ................... 368,780
Long
(Short)
Contracts
Expiration
Date
Notional
Value of
Contracts
($)
Value and
Unrealized
Appreciation
(Depreciation)
($)
Futures Contracts
Index Futures
Mini MSCI EAFE Futures -
Dec 2025 ........ 604 12/19/25 84,116,060 (43,089)
Mini MSCI Emg Mkt
Futures - Dec 2025 .. 267 12/19/25 18,151,995 111,650
Russell 2000 Futures Mini
December 2025 .... 135 12/19/25 16,574,625 205,774
S&P 500 Mini Futures
December 2025 .... 138 12/19/25 46,497,375 402,014
S&P Mid Cap Futures
EMini December 2025 52 12/19/25 17,088,240 (108,872)
Total Futures Contracts . 1,196 182,428,295 567,477
(1) Represents non-income producing securities.
(2) Fair valued security deemed a Level 3 security. Security is not part of the investment strategy of the Fund.
(3) Exchange-traded fund.
(4) Investment in affiliate. The yield shown represents the 7-day yield in effect at September 30, 2025.
(5) Assets of affiliates to the Dynamic Allocation Fund held for the benefit of the Fund’s Trustees in connection with the Trustee Deferred Compensation
Plan.